INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	December 31,
	2015	2016

Raw materials	$6,687	$5,779
Finished products	10,091	10,554

	$16,778	$16,333